Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Classifications of Property and Equipment

Major classifications of property and equipment at December 31, 2014 and 2013 were as follows (dollars in thousands):

	As of December 31, 2014
	Cost	Accumulated Depreciation	Net
Computer Software	$54,966	$(32,117)	$22,849
Furniture, fixtures and equipment	26,690	(19,245)	7,445
Leasehold improvements	14,587	(10,896)	3,691

Total	$96,243	$(62,258)	$33,985

	As of December 31, 2013
	Cost	Accumulated Depreciation	Net
Computer Software	$56,511	$(35,014)	$21,497
Furniture, fixtures and equipment	25,077	(14,034)	11,043
Leasehold improvements	14,287	(7,422)	6,865

Total	$95,875	$(56,470)	$39,405